SHARE CAPITAL - 2022 Equity Financing (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			9 Months Ended		12 Months Ended
	Nov. 15, 2021	Dec. 01, 2020	Aug. 31, 2022	Jun. 30, 2021	Jul. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from share issuance, net						$ 5,195	$ 832	$ 5,062	$ 9,611
Share issuance, net (in shares)	909,262	3,271,541		156,032	25,185
Shares issue price	$ 5.25	$ 3.20								$ 4.05
2022 Equity Financing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from share issuance, net			$ 6,200
Share issuance, net (in shares)			5,576,087
Shares issue price			$ 1.12
Period to purchase additional shares			45 days
Percentage of additional shares issued			15.00%
2022 Equity Financing | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from share issuance, net			$ 7,200